LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.03%
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 1.16% (LIBOR01M + 1.05%) 12/25/29	251,799	$ 251,798
Total Agency Collateralized Mortgage Obligations (Cost $251,011)		251,798
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.57%
•FREMF Mortgage Trust Series 2014-K716 B B 3.90% 8/25/47	4,820,000	4,849,564
Total Agency Commercial Mortgage-Backed Security (Cost $4,976,595)		4,849,564
AGENCY MORTGAGE-BACKED SECURITIES–4.77%
Fannie Mae S.F. 30 yr
2.50% 2/1/51	2,041,460	2,096,834
3.00% 1/1/47	3,657,759	3,870,235
3.00% 3/1/50	3,441,357	3,640,774
3.00% 7/1/50	3,602,817	3,777,764
3.50% 5/1/47	2,908,569	3,120,594
4.50% 5/1/49	5,554,282	6,091,951
•Freddie Mac STACR REMIC Trust
0.67% (SOFR30A + 0.65%) 1/25/51	8,000,000	7,995,144
0.72% (SOFR30A + 0.70%) 8/25/33	10,000,000	9,985,641
Total Agency Mortgage-Backed Securities (Cost $40,593,827)		40,578,937
AGENCY OBLIGATIONS–1.53%
Federal Farm Credit Banks Funding 0.21% 12/21/23	5,000,000	4,994,901
Federal Home Loan Mortgage 0.63% 9/8/25	8,165,000	8,068,820
Total Agency Obligations (Cost $13,161,450)		13,063,721
CORPORATE BONDS–48.54%
Aerospace & Defense–1.45%
L3Harris Technologies 3.85% 12/15/26	4,000,000	4,428,566
Teledyne Technologies
0.95% 4/1/24	6,765,000	6,737,399
2.25% 4/1/28	1,190,000	1,184,264
		12,350,229
Agriculture–0.84%
BAT Capital 2.26% 3/25/28	885,000	871,328
BAT International Finance 1.67% 3/25/26	625,000	618,611
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Bunge Limited Finance 4.35% 3/15/24	5,160,000	$ 5,655,205
		7,145,144
Airlines–0.40%
Southwest Airlines
5.13% 6/15/27	1,500,000	1,724,504
5.25% 5/4/25	620,000	705,447
♦United Airlines Pass Through Trust
3.75% 3/3/28	611,048	633,989
4.00% 10/11/27	344,836	356,735
		3,420,675
Auto Manufacturers–1.20%
Ford Motor 8.50% 4/21/23	2,750,000	3,066,250
Ford Motor Credit 2.90% 2/16/28	450,000	432,338
General Motors 5.00% 10/1/28	4,000	4,584
General Motors Financial
4.38% 9/25/21	5,500,000	5,601,834
5.20% 3/20/23	805,000	873,014
5.25% 3/1/26	218,000	249,736
		10,227,756
Banks–19.26%
Bank of America
•0.97% (LIBOR03M + 0.77%) 2/5/26	9,335,000	9,378,809
μ1.66% 3/11/27	1,085,000	1,088,276
Bank of Montreal 1.85% 5/1/25	1,625,000	1,665,664
Bank of New York Mellon
•1.26% (LIBOR03M + 1.05%) 10/30/23	10,127,000	10,262,672
1.60% 4/24/25	3,980,000	4,056,066
μBarclays 2.67% 3/10/32	610,000	595,445
BBVA USA 3.88% 4/10/25	970,000	1,059,817
μBNP Paribas 1.32% 1/13/27	625,000	611,245
•Citigroup 1.29% (LIBOR03M + 1.10%) 5/17/24	10,755,000	10,909,426
•Citizens Bank 0.92% (LIBOR03M + 0.72%) 2/14/22	2,750,000	2,762,745
Citizens Financial Group
2.85% 7/27/26	3,080,000	3,266,152
4.30% 2/11/31	750,000	829,275
μCredit Suisse Group
2.59% 9/11/25	840,000	871,061
4.21% 6/12/24	2,480,000	2,648,645
Fifth Third Bancorp
2.38% 1/28/25	595,000	620,361
3.65% 1/25/24	2,860,000	3,081,400
LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group
•0.82% (SOFR + 0.81%) 3/9/27	2,705,000	$ 2,684,112
•1.36% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,989,316
μ1.99% 1/27/32	660,000	626,370
3.50% 4/1/25	360,000	390,028
Huntington Bancshares 2.30% 1/14/22	427,000	433,053
Huntington National Bank 2.50% 8/7/22	6,290,000	6,459,610
JPMorgan Chase & Co.
•0.59% (SOFR + 0.58%) 3/16/24	2,640,000	2,647,160
μ1.04% 2/4/27	410,000	399,888
•1.11% (LIBOR03M + 0.89%) 7/23/24	10,680,000	10,807,462
μ2.52% 4/22/31	755,000	753,410
μ4.60% 2/1/25	295,000	298,319
μ5.00% 8/1/24	455,000	470,356
•Kreditanstalt fuer Wiederaufbau 1.02% (SOFR + 1.00%) 2/12/24	7,000,000	7,176,820
Morgan Stanley
•0.73% (SOFR + 0.70%) 1/20/23	1,675,000	1,679,094
•1.41% (LIBOR03M + 1.22%) 5/8/24	12,950,000	13,152,316
5.00% 11/24/25	255,000	293,067
National Securities Clearing 1.20% 4/23/23	800,000	812,345
μNatwest Group 8.63% 8/15/21	1,550,000	1,586,812
•PNC Bank
0.67% (LIBOR03M + 0.45%) 7/22/22	6,000,000	6,007,400
0.71% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,535,910
Royal Bank of Canada 2.75% 2/1/22	5,285,000	5,395,182
μState Street 2.65% 5/15/23	5,140,000	5,271,866
μSVB Financial Group 4.10% 2/15/31	1,405,000	1,408,512
Truist Bank
2.45% 8/1/22	2,000,000	2,053,426
μ2.64% 9/17/29	653,000	684,037
Truist Financial 2.70% 1/27/22	1,360,000	1,384,489
UBS Group
μ1.36% 1/30/27	240,000	236,507
3.00% 4/15/21	10,365,000	10,373,025
μUBS Group Funding Switzerland 7.13% 8/10/21	305,000	310,495
US Bancorp 3.38% 2/5/24	1,895,000	2,042,259
US Bank 3.40% 7/24/23	2,545,000	2,717,563
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 4/26/21	168,000	$ 161,280
•USB Realty 1.39% (LIBOR03M + 1.15%) 1/15/22	4,900,000	3,797,500
•Wells Fargo & Co 1.44% (LIBOR03M + 1.23%) 10/31/23	6,115,000	6,210,394
		163,956,442
Beverages–0.10%
Diageo Capital 1.38% 9/29/25	875,000	883,125
		883,125
Biotechnology–0.13%
Biogen 2.25% 5/1/30	755,000	732,432
Royalty Pharma 1.75% 9/2/27	400,000	388,436
		1,120,868
Chemicals–0.83%
Air Products and Chemicals
1.50% 10/15/25	150,000	152,180
1.85% 5/15/27	195,000	197,238
2.05% 5/15/30	315,000	310,042
•DuPont de Nemours 1.30% (LIBOR03M + 1.11%) 11/15/23	4,615,000	4,706,993
LYB International Finance III 2.88% 5/1/25	450,000	475,011
Methanex 5.25% 12/15/29	525,000	541,503
Nutrien 2.95% 5/13/30	695,000	719,207
		7,102,174
Commercial Services–0.62%
Global Payments 2.65% 2/15/25	764,000	802,719
PayPal Holdings
1.65% 6/1/25	765,000	779,079
2.30% 6/1/30	740,000	733,051
Prime Security Services Borrower 5.25% 4/15/24	2,750,000	2,933,287
		5,248,136
Computers–0.40%
International Business Machines
1.95% 5/15/30	685,000	663,081
3.00% 5/15/24	2,515,000	2,696,701
		3,359,782
Diversified Financial Services–1.94%
AerCap Ireland Capital
1.75% 1/30/26	340,000	330,230
3.65% 7/21/27	1,530,000	1,605,470
4.63% 10/15/27	440,000	482,659
6.50% 7/15/25	365,000	425,509

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease
2.88% 1/15/26	1,205,000	$ 1,250,331
3.38% 7/1/25	400,000	422,513
Aviation Capital Group 1.95% 1/30/26	695,000	677,141
Avolon Holdings Funding 2.75% 2/21/28	665,000	624,936
Charles Schwab
•0.50% (LIBOR03M + 0.32%) 5/21/21	4,150,000	4,150,619
μ4.00% 6/1/26	570,000	578,436
μ4.00% 12/1/30	475,000	466,925
CPPIB Capital 3.13% 9/25/23	5,110,000	5,454,362
		16,469,131
Electric–4.62%
AEP Texas 2.40% 10/1/22	6,205,000	6,371,897
Avangrid 3.20% 4/15/25	765,000	819,047
Berkshire Hathaway Energy 3.75% 11/15/23	4,730,000	5,075,812
CenterPoint Energy 3.85% 2/1/24	2,268,000	2,456,796
Duke Energy
1.80% 9/1/21	8,170,000	8,209,832
μ4.88% 9/16/24	1,445,000	1,526,642
Evergy 4.85% 6/1/21	160,000	160,000
ITC Holdings 2.70% 11/15/22	2,780,000	2,869,286
NextEra Energy Capital Holdings 3.15% 4/1/24	5,685,000	6,060,156
NRG Energy 3.75% 6/15/24	1,690,000	1,809,800
Pacific Gas and Electric
2.10% 8/1/27	295,000	288,827
2.50% 2/1/31	440,000	415,141
3.25% 6/1/31	250,000	248,894
μSempra Energy 4.88% 10/15/25	635,000	679,450
Vistra Operations 3.55% 7/15/24	1,700,000	1,778,936
WEC Energy Group 1.80% 10/15/30	550,000	512,611
		39,283,127
Electronics–0.05%
Amphenol 2.05% 3/1/25	375,000	386,895
		386,895
Forest Products & Paper–0.40%
Georgia-Pacific
1.75% 9/30/25	580,000	590,107
2.10% 4/30/27	460,000	467,690
2.30% 4/30/30	1,040,000	1,036,021
8.00% 1/15/24	1,125,000	1,347,890
		3,441,708
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.05%
NiSource 0.95% 8/15/25	450,000	$ 441,440
		441,440
Insurance–0.07%
Brighthouse Financial 5.63% 5/15/30	525,000	615,146
		615,146
Internet–0.04%
Amazon.com 1.20% 6/3/27	375,000	366,860
		366,860
Machinery Diversified–0.08%
Otis Worldwide
2.06% 4/5/25	570,000	586,899
2.57% 2/15/30	75,000	75,540
		662,439
Media–1.73%
Charter Communications Operating 4.50% 2/1/24	5,600,000	6,124,947
•Comcast 0.87% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,960,672
Time Warner Entertainment 8.38% 3/15/23	3,190,000	3,656,931
		14,742,550
Mining–0.03%
Newmont 2.25% 10/1/30	300,000	292,241
		292,241
Oil & Gas–2.27%
•Chevron 0.71% (LIBOR03M + 0.53%) 3/3/22	5,645,000	5,667,243
•ConocoPhillips 1.10% (LIBOR03M + 0.90%) 5/15/22	5,100,000	5,138,719
Equinor 1.75% 1/22/26	405,000	414,491
Exxon Mobil
•0.55% (LIBOR03M + 0.37%) 3/6/22	5,795,000	5,810,865
2.02% 8/16/24	720,000	749,589
2.28% 8/16/26	310,000	323,127
Marathon Oil 2.80% 11/1/22	307,000	314,893
Occidental Petroleum 2.90% 8/15/24	895,000	885,191
		19,304,118
Pharmaceuticals–3.98%
AstraZeneca 3.50% 8/17/23	6,710,000	7,149,988
Becton Dickinson and Co 3.36% 6/6/24	5,010,000	5,381,857
Bristol-Myers Squibb 2.90% 7/26/24	6,221,000	6,646,876

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
•Cigna 1.13% (LIBOR03M + 0.89%) 7/15/23	5,425,000	$ 5,490,426
CVS Health
1.88% 2/28/31	185,000	173,767
2.13% 6/1/21	7,885,000	7,895,486
3.75% 4/1/30	510,000	556,341
4.30% 3/25/28	206,000	233,930
Upjohn
1.65% 6/22/25	190,000	190,671
2.30% 6/22/27	160,000	161,341
		33,880,683
Pipelines–2.40%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	125,000	143,878
Energy Transfer Operating 4.50% 4/15/24	5,000,000	5,452,796
MPLX
1.75% 3/1/26	405,000	405,619
4.13% 3/1/27	1,400,000	1,554,173
4.88% 12/1/24	4,190,000	4,702,885
ONEOK 7.50% 9/1/23	1,765,000	2,012,126
Sabine Pass Liquefaction
5.63% 3/1/25	110,000	125,776
5.75% 5/15/24	5,005,000	5,647,377
Tennessee Gas Pipeline 2.90% 3/1/30	390,000	388,326
		20,432,956
Real Estate Investment Trusts–0.23%
American Tower 1.88% 10/15/30	1,020,000	954,226
Crown Castle International 1.05% 7/15/26	1,025,000	992,433
		1,946,659
Retail–0.97%
Dollar Tree 3.70% 5/15/23	7,250,000	7,696,588
Lowe's Companies 1.70% 10/15/30	610,000	572,981
		8,269,569
Semiconductors–0.80%
Broadcom
3.15% 11/15/25	123,000	131,097
3.42% 4/15/33	737,000	739,111
Microchip Technology
3.92% 6/1/21	480,000	482,774
4.33% 6/1/23	4,715,000	5,057,036
NXP
2.70% 5/1/25	115,000	120,608
3.40% 5/1/30	220,000	232,310
		6,762,936
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.26%
CDK Global 5.00% 10/15/24	620,000	$ 672,700
Oracle 2.88% 3/25/31	825,000	839,795
Roper Technologies
2.35% 9/15/24	510,000	533,065
2.95% 9/15/29	185,000	192,657
		2,238,217
Telecommunications–3.20%
AT&T
•0.65% (SOFR + 0.64%) 3/25/24	5,000,000	5,005,940
1.70% 3/25/26	5,000,000	4,998,245
2.30% 6/1/27	510,000	521,225
Sprint 7.13% 6/15/24	2,330,000	2,682,413
Sprint Spectrum 4.74% 3/20/25	2,650,000	2,837,355
T-Mobile USA
1.50% 2/15/26	485,000	480,266
3.50% 4/15/25	580,000	625,750
Verizon Communications
•1.30% (LIBOR03M + 1.10%) 5/15/25	8,905,000	9,105,362
2.10% 3/22/28	320,000	321,341
2.55% 3/21/31	625,000	624,433
		27,202,330
Trucking & Leasing–0.19%
Penske Truck Leasing 1.20% 11/15/25	1,650,000	1,620,759
		1,620,759
Total Corporate Bonds (Cost $402,677,454)		413,174,095
LOAN AGREEMENTS–9.06%
∞•Applied Systems 0.00% 9/19/24	3,350,000	3,334,925
•Asplundh Tree Expert 1.86% (LIBOR01M + 1.75%) 9/7/27	3,540,000	3,528,389
•Avantor Funding 3.25% (LIBOR01M + 2.25%) 11/8/27	1,995,000	1,994,002
•Calpine Construction Finance Company 2.11% (LIBOR01M + 2.00%) 1/15/25	3,873,058	3,819,804
•Carnival Corporation 8.50% (LIBOR01M + 7.50%) 6/30/25	3,979,950	4,099,348
•Charter Communications Operating 1.86% (LIBOR01M + 1.75%) 2/1/27	3,894,756	3,873,335
•CSC Holdings 2.36% (LIBOR03M+ 2.25%) 7/17/25	1,925,000	1,896,529

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•DaVita 1.86% (LIBOR01M + 1.75%) 8/12/26	1,989,924	$ 1,977,070
•E.W. Scripps Company 3.75% (LIBOR01M + 3.00%) 1/7/28	498,750	496,491
•EFS Cogen Holdings I 4.50% (LIBOR03M + 3.50%) 10/1/27	1,950,069	1,940,046
•Elanco Animal Health Incorporated 1.87% (LIBOR01M + 1.75%) 8/1/27	1,993,428	1,965,660
•Energizer Holdings 2.75% (LIBOR01M + 2.25%) 12/22/27	3,000,000	2,983,740
•Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21	2,000,000	1,991,660
•Genesee & Wyoming 2.20% (LIBOR03M + 2.00%) 12/30/26	1,989,950	1,981,871
•HCA 1.86% (LIBOR01M + 1.75%) 3/18/26	1,457,851	1,456,481
•Hilton Worldwide Finance 1.86% (LIBOR01M + 1.75%) 6/22/26	2,003,247	1,983,715
•KFC Holding 1.86% (LIBOR03M + 1.75%) 3/15/28	1,900,000	1,898,423
•Lamar Media Corporation 1.60% (LIBOR01M + 1.50%) 2/5/27	3,974,435	3,938,426
•Les Schwab Tire Centers 4.25% (LIBOR06M + 3.50%) 11/2/27	2,000,000	1,998,340
•LogMeIn 4.85% (LIBOR01M + 4.75%) 8/31/27	947,625	944,365
•Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27	4,000,000	4,245,640
•ON Semiconductor Corporation 2.11% (LIBOR01M + 2.00%) 9/19/26	2,597,724	2,590,606
•Pacific Gas & Electric Company 2.38% (LIBOR03M + 2.25%) 1/3/22	1,989,975	1,989,975
•PPD 2.75% (LIBOR01M + 2.25%) 1/13/28	800,000	795,288
•Pretium PKG Holdings 4.75% (LIBOR03M + 4.00%) 11/5/27	1,250,000	1,246,350
•RPI Intermediate Finance Trust 1.86% (LIBOR01M + 1.75%) 2/11/27	3,913,264	3,903,481
•SBA Senior Finance II 1.86% (LIBOR01M + 1.75%) 4/11/25	2,455,776	2,424,981
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Sinclair Television Group 2.36% (LIBOR01M + 2.25%) 1/3/24	2,525,303	$ 2,506,363
•SkyMiles IP 4.75% (LIBOR03M + 3.75%) 10/20/27	2,000,000	2,098,000
•SS&C European Holdings sarl 1.86% (LIBOR01M + 1.75%) 4/16/25	688,152	680,190
•SS&C Technologies 1.86% (LIBOR01M + 1.75%) 4/16/25	921,649	910,985
•Telenet Financing 2.11% (LIBOR01M + 2.00%) 4/30/28	1,665,000	1,642,522
•Vertical Midco GmbH 4.48% (LIBOR06M + 4.25%) 7/30/27	1,990,012	1,992,997
•Whole Earth Brands 5.50% (LIBOR03M + 4.50%) 2/5/28	2,000,000	1,980,000
Total Loan Agreements (Cost $77,362,272)		77,109,998
NON-AGENCY ASSET-BACKED SECURITIES–9.93%
•Allegro CLO VI Series 2017-2A A 1.35% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,600,144
•Allegro CLO VIII Series 2018-2A A 1.34% (LIBOR03M + 1.10%) 7/15/31	500,000	500,008
•Apex Credit CLO Series 2018-1A A2 1.25% (LIBOR03M + 1.03%) 4/25/31	500,000	496,717
•Battalion CLO Series 2020-18A A1 2.04% (LIBOR03M + 1.80%) 10/15/32	2,000,000	2,007,216
•Benefit Street Partners Series 2016-9A AR 1.33% (LIBOR03M + 1.11%) 7/20/31	950,000	949,658
•Carlyle Global Market Strategies CLO Series 2014-2RA A1 1.24% (LIBOR03M + 1.05%) 5/15/31	1,971,271	1,970,567
•Cedar Funding IX CLO Series 2018-9A A1 1.20% (LIBOR03M + 0.98%) 4/20/31	1,280,000	1,280,005
•CVP CLO Series 2017-2A A 1.41% (LIBOR03M + 1.19%) 1/20/31	3,000,000	3,000,108

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Daimler Trucks Retail Trust Series 2020-1 A2 1.14% 4/15/22	2,435,020	$ 2,438,648
Dell Equipment Finance Trust Series 2021-1 A2 0.33% 5/22/26	2,850,000	2,848,896
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,885,198
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	2,000,000	2,004,354
•Galaxy XXI CLO Series 2015-21A AR 1.24% (LIBOR03M + 1.02%) 4/20/31	1,000,000	1,000,159
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,900,000	2,889,485
Harley-Davidson Motorcycle Trust Series 2020-A A2A 1.83% 1/17/23	469,900	471,038
Honda Auto Receivables Owner Trust Series 2019-4 A3 1.83% 1/18/24	1,000,000	1,016,640
Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	4,000,000	4,000,745
•Marathon CLO Series 2021-16A A1A 1.40% (LIBOR03M + 1.20%) 4/15/34	2,000,000	2,002,040
•Mariner CLO Series 2018-5A A 1.33% (LIBOR03M + 1.11%) 4/25/31	500,000	499,497
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	20,493	20,507
•Midocean Credit CLO Series 2018-9A A1 1.37% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,999,270
•Neuberger Berman Loan Advisers CLO 36 Series 2020-36A A1R 1.47% (LIBOR03M + 1.25%) 4/20/33	2,750,000	2,751,790
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	7,770,520	7,784,516
•Northwoods Capital Series 2017-15A A 1.49% (LIBOR03M + 1.30%) 6/20/29	993,339	991,017
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Octagon Investment Partners 33 Series 2017-1A A1 1.41% (LIBOR03M + 1.19%) 1/20/31	4,050,000	$ 4,050,012
•Park Avenue Institutional Advisers CLO Series 2021-1A A1A 1.59% (LIBOR03M + 1.39%) 1/20/34	2,750,000	2,751,944
PFS Financing Series 2021-A A 0.71% 4/15/26	4,000,000	3,979,588
•Sound Point CLO XXI Series 2018-3A A1A 1.40% (LIBOR03M + 1.18%) 10/26/31	2,000,000	1,998,424
•Steele Creek CLO Series 2017-1A A 1.49% (LIBOR03M + 1.25%) 10/15/30	1,500,000	1,495,886
Tesla Auto Lease Trust Series 2021-A A2 0.36% 3/20/25	615,000	614,933
•Trafigura Securitisation Finance Series 2018-1A A1 0.84% (LIBOR01M + 0.73%) 3/15/22	4,350,000	4,349,997
•Venture 42 CLO Series 2021-42A A1A 1.00% (LIBOR03M + 1.13%) 4/15/34	1,500,000	1,500,159
•Venture XXVIII CLO Series 2017-28A A2 1.33% (LIBOR03M + 1.11%) 7/20/30	2,000,000	1,997,122
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	5,000,000	5,001,176
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	5,400,000	5,399,043
•Zais CLO Series 2020-16A A1 2.48% (LIBOR03M + 2.19%) 10/20/31	3,000,000	3,017,859
Total Non-Agency Asset-Backed Securities (Cost $84,456,769)		84,564,366
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–6.77%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	4,106,263
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	4,000,000	3,911,125
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	4,500,000	4,949,236
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	7,942,194
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	7,951,997

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	$ 8,490,891
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,484,170
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	8,035,015
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,775,907
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $58,870,184)		57,646,798
ΔSOVEREIGN BONDS–4.62%
Canada—2.00%
CPPIB Capital 1.25% 1/28/31	8,000,000	7,487,606
OMERS Finance Trust
1.10% 3/26/26	5,000,000	4,983,287
2.50% 5/2/24	4,335,000	4,587,153
		17,058,046
Japan—2.03%
Development Bank of Japan
0.50% 8/27/25	3,000,000	2,923,380
1.00% 8/27/30	3,000,000	2,754,049
1.25% 1/28/31	3,500,000	3,273,348
Japan Bank for International Cooperation
1.75% 1/23/23	3,000,000	3,075,407
3.38% 10/31/23	2,586,000	2,776,928
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,442,525
		17,245,637
Netherlands—0.59%
•Nederlandse Waterschapsbank 0.25% (LIBOR03M + 0.07%) 12/15/21	5,000,000	5,001,966
		5,001,966
Total Sovereign Bonds (Cost $39,754,334)		39,305,649
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS–7.89%
•Asian Development Bank 0.25% (SOFR + 0.24%) 9/10/21	10,000,000	$ 10,007,000
•European Bank for Reconstruction & Development 0.27% (SOFR + 0.26%) 3/13/23	5,000,000	5,013,750
•European Investment Bank
0.27% (SOFR + 0.25%) 1/30/23	6,000,000	6,015,540
0.30% (SOFR + 0.29%) 6/10/22	8,000,000	8,018,160
•Inter-American Development Bank
0.22% (SOFR + 0.20%) 2/10/26	6,000,000	6,005,880
0.27% (SOFR + 0.26%) 9/16/22	10,000,000	10,024,200
•International Bank for Reconstruction & Development
0.32% (SOFR + 0.30%) 8/6/24	12,000,000	12,065,400
0.39% (SOFR + 0.37%) 2/11/31	10,000,000	10,029,400
Total Supranational Banks (Cost $67,007,858)		67,179,330
U.S. TREASURY OBLIGATIONS–5.29%
•U.S. Treasury Floating Rate 0.06% 1/31/23 (USBMMY3M + 0.05%)	38,385,000	38,398,767
U.S. Treasury Notes 1.13% 2/15/31	7,000,000	6,613,906
Total U.S. Treasury Obligations (Cost $45,069,387)		45,012,673

	Number of Shares
MONEY MARKET FUND–1.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	9,667,709	9,667,709
Total Money Market Fund (Cost $9,667,709)		9,667,709

TOTAL INVESTMENTS–100.14% (Cost $843,848,850)	852,404,638

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(1,177,310)
NET ASSETS APPLICABLE TO 85,178,305 SHARES OUTSTANDING–100.00%	$851,227,328

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
Δ Securities have been classified by country of origin.

The following futures contracts and swap contracts were outstanding at March 31, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
(118)	U.S. Treasury 10 yr Ultra Notes	$(16,955,125)	$(17,532,793)	6/21/21	$577,668	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
4 yr IRS-(Semiannual/Quarterly)	59,655,000	0.28%	(1.00%)[3]	3/19/24	$27,977	$—	$27,977	$—
5 yr IRS-(Yearly)	11,365,000	0.11%	(1.00%)[3]	8/13/25	271,585	—	271,585	—
5 yr IRS-(Semiannual/Quarterly)	13,060,000	0.25%	(1.00%)[4]	11/20/25	283,508	—	283,508	—
5 yr IRS-(Semiannual/Quarterly)	19,545,000	0.09%	(1.00%)[5]	8/24/25	495,987	—	495,987	—
6 yr IRS-(Semiannual/Quarterly)	38,400,000	0.72%	(1.00%)[3]	3/25/26	155,734	—	155,734	—
7 yr IRS-(Semiannual/Quarterly)	8,235,000	0.43%	(1.00%)[4]	11/20/27	371,861	—	371,861	—
8 yr IRS-(Semiannual/Quarterly)	14,050,000	1.10%	(1.00%)[3]	3/25/28	87,625	—	87,625	—
10 yr IRS-(Quarterly)	50,225,000	0.48%	(1.00%)[4]	10/5/30	4,504,795	—	4,504,795	—
3 yr IRS-(Quarterly)	108,595,000	0.04%	(1.00%)[4]	10/5/23	472,967	—	472,967	—
7 yr IRS-(Quarterly)	9,500,000	0.28%	(1.00%)[5]	10/5/27	517,893	—	517,893	—
Total IRS Contracts						$—	$7,189,932	$—
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[4] Rate resets based on SOFR03M-Secured Overnight Financing Rate.
[5] Rate resets based on SOFR01-Secured Overnight Financing Rate.

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
Summary of Abbreviations:
BB–Barclays Bank
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
GM–Insured by Assured Guaranty Municipal Corporation
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes.
LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligation	$—	$251,798	$—	$251,798
Agency Commercial Mortgage-Backed Security	—	4,849,564	—	4,849,564
Agency Mortgage-Backed Securities	—	40,578,937	—	40,578,937
Agency Obligations	—	13,063,721	—	13,063,721
Corporate Bonds	—	413,174,095	—	413,174,095
Non-Agency Asset-Backed Securities	—	84,564,366	—	84,564,366
Non-Agency Commercial Mortgage-Backed Securities	—	57,646,798	—	57,646,798
Loan Agreements	—	77,109,998	—	77,109,998
Sovereign Bonds	—	39,305,649	—	39,305,649
Supranational Banks	—	67,179,330	—	67,179,330
U.S. Treasury Obligations	—	45,012,673	—	45,012,673
Money Market Fund	9,667,709	—	—	9,667,709
Total Investments	$9,667,709	$842,736,929	$—	$852,404,638
Derivatives:

Assets:
Futures Contract	$577,668	$—	$—	$577,668
Swap Contracts	$—	$7,189,932	$—	$7,189,932
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Diversified Floating Rate Fund–11